Income Taxes - Additional Information (Detail) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 23, 2019	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Line Items]
Taxable income				$ (46,657,535)	$ (42,171,158)	$ (39,891,978)
Provision for income tax				$ 408,002	14,439
Singapore
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate				17.00%
Taxable income				$ 0	0
Provision for income tax		$ 450,000	$ 450,000	$ 0	$ 0
Singapore | BioGenetics Co. Ltd | License Agreements
Major Components Of Tax Expense Income [Line Items]
Upfront payments collected		$ 3,000,000	$ 3,000,000
Tax withholding rate		15.00%	15.00%
Taiwan
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate					20.00%	17.00%
Taiwan | Top of Range
Major Components Of Tax Expense Income [Line Items]
Decrease in unappropriated earnings due to the effect of corporate surtax rate				10.00%
Taiwan | Bottom of Range
Major Components Of Tax Expense Income [Line Items]
Decrease in unappropriated earnings due to the effect of corporate surtax rate				5.00%
Australia
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate				30.00%
Taxable income				$ 0	$ 0	$ 0
Provision for income tax				$ 0
Australia | Research and Development Activity
Major Components Of Tax Expense Income [Line Items]
Tax incentive	$ 79,710
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate				16.50%
Taxable income				$ 0	0	0
Provision for income tax				0	0	0
Withholding taxes				$ 0	0	0
China
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate				25.00%
Taxable income				$ 0	0	0
Provision for income tax				0	$ 0	$ 0
UNITED STATES
Major Components Of Tax Expense Income [Line Items]
Taxable income				0
Provision for income tax				$ 0
Federal income tax rate				21.00%
State income tax rate				8.70%